INCOME TAX - Reconciliation of statutory income tax rate (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INCOME TAX
Current income tax	$ 412,963	$ 741,754	$ 2,043,564
Income tax - deferred method	244,268	(813,320)	240,695
Income tax allotted in the Income Statement	(168,695)	(1,555,074)	(1,802,869)
Income tax allotted in Other comprehensive income	7,716	(123,042)	(32,434)
Total Income Tax Charge	$ (160,979)	$ (1,678,115)	$ (1,835,303)